Supplemental Guarantor Information	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Supplemental Guarantor Financial Information [Abstract]
Supplemental Guarantor Information
SUPPLEMENTAL GUARANTOR INFORMATION

Our CCH Senior Notes are jointly and severally guaranteed by our subsidiaries, CCL, CCP and CCP GP (each a “Guarantor” and collectively, the “Guarantors”). These guarantees are full and unconditional, subject to certain customary release provisions including (1) the sale, exchange, disposition or transfer (by merger, consolidation or otherwise) of the capital stock or all or substantially all of the assets of the Guarantors, (2) the designation of the Guarantor as an “unrestricted subsidiary” in accordance with the CCH Indenture, (3) upon the legal defeasance or covenant defeasance or discharge of obligations under the CCH Indenture and (4) the release and discharge of the Guarantors pursuant to the Common Security and Account Agreement. See Note 6—Debt for additional information regarding the CCH Senior Notes.

The following is condensed consolidating financial information for CCH (“Parent Issuer”) and the Guarantors. We did not have any non-guarantor subsidiaries as of September 30, 2017.

Condensed Consolidating Balance Sheet
September 30, 2017
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$—	$—	$—	$—
Restricted cash	116,513	—	—	116,513
Advances to affiliate	—	10,600	—	10,600
Other current assets	317	847	—	1,164
Other current assets—affiliate	—	280	(1)	279
Total current assets	116,830	11,727	(1)	128,556

Property, plant and equipment, net	558,367	7,276,443	—	7,834,810
Debt issuance and deferred financing costs, net	103,879	—	—	103,879
Investments in subsidiaries	7,312,131	—	(7,312,131)	—
Other non-current assets, net	—	37,545	—	37,545
Total assets	$8,091,207	$7,325,715	$(7,312,132)	$8,104,790

LIABILITIES AND MEMBER’S EQUITY
Current liabilities
Accounts payable	$68	$7,508	$—	$7,576
Accrued liabilities	73,018	105,647	—	178,665
Due to affiliates	—	16,578	—	16,578
Derivative liabilities	30,099	—	—	30,099
Total current liabilities	103,185	129,733	—	232,918

Long-term debt, net	6,333,804	—	—	6,333,804
Non-current derivative liabilities	49,231	—	—	49,231
Deferred tax liability	—	3,677	(3,677)	—

Member’s equity	1,604,987	7,192,305	(7,308,455)	1,488,837
Total liabilities and member’s equity	$8,091,207	$7,325,715	$(7,312,132)	$8,104,790

Condensed Consolidating Balance Sheet
December 31, 2016
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$—	$—	$—	$—
Restricted cash	197,201	—	—	197,201
Advances to affiliate	—	20,108	—	20,108
Other current assets	152	37,043	—	37,195
Other current assets—affiliate	—	142	(1)	141
Total current assets	197,353	57,293	(1)	254,645

Non-current restricted cash	73,339	—	—	73,339
Property, plant and equipment, net	306,342	5,770,330	—	6,076,672
Debt issuance and deferred financing costs, net	155,847	—	—	155,847
Investments in subsidiaries	5,927,833	—	(5,927,833)	—
Non-current advances under long-term contracts	—	46,398	—	46,398
Other non-current assets, net	50	29,497	—	29,547
Total assets	$6,660,764	$5,903,518	$(5,927,834)	$6,636,448

LIABILITIES AND MEMBER’S EQUITY
Current liabilities
Accounts payable	$332	$8,788	$—	$9,120
Accrued liabilities	61,328	76,320	—	137,648
Due to affiliates	—	7,050	—	7,050
Derivative liabilities	43,383	—	—	43,383
Total current liabilities	105,043	92,158	—	197,201

Long-term debt, net	5,081,715	—	—	5,081,715
Non-current derivative liabilities	43,105	—	—	43,105
Other non-current liabilities—affiliate	—	618	—	618

Member’s equity	1,430,901	5,810,742	(5,927,834)	1,313,809
Total liabilities and member’s equity	$6,660,764	$5,903,518	$(5,927,834)	$6,636,448

Condensed Consolidating Statement of Operations
Nine Months Ended September 30, 2017
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated

Revenues	$—	$—	$—	$—

Expenses
Operating and maintenance expense	—	2,097	—	2,097
Operating and maintenance expense—affiliate	—	1,665	(12)	1,653
Development expense	—	497	—	497
Development expense—affiliate	—	8	—	8
General and administrative expense	832	2,992	—	3,824
General and administrative expense—affiliate	—	753	—	753
Depreciation and amortization expense	—	537	—	537
Impairment expense and loss on disposal of assets	—	2,064	—	2,064
Total expenses	832	10,613	(12)	11,433

Loss from operations	(832)	(10,613)	12	(11,433)

Other income (expense)
Loss on early extinguishment of debt	(32,480)	—	—	(32,480)
Derivative loss, net	(35,002)	—	—	(35,002)
Other income (expense)	(182)	11,540	(11,535)	(177)
Other income—affiliate	—	12	(12)	—
Total other income (expense)	(67,664)	11,552	(11,547)	(67,659)

Income (loss) before income taxes	(68,496)	939	(11,535)	(79,092)
Income tax provision	—	(3,677)	3,677	—

Net income (loss)	$(68,496)	$(2,738)	$(7,858)	$(79,092)

Condensed Consolidating Statement of Operations
Nine Months Ended September 30, 2016
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated

Revenues	$—	$—	$—	$—

Expenses
Operating and maintenance expense	—	875	—	875
Operating and maintenance expense—affiliate	—	17	—	17
Development expense recovery	—	(107)	—	(107)
Development expense recovery—affiliate	—	(34)	—	(34)
General and administrative expense	454	2,389	—	2,843
General and administrative expense—affiliate	—	471	—	471
Depreciation and amortization expense	—	149	—	149
Total expenses	454	3,760	—	4,214

Loss from operations	(454)	(3,760)	—	(4,214)

Other income (expense)
Loss on early extinguishment of debt	(29,011)	—	—	(29,011)
Derivative loss, net	(215,940)	—	—	(215,940)
Other income (expense)	(79)	5	—	(74)
Total other income (expense)	(245,030)	5	—	(245,025)

Net loss	$(245,484)	$(3,755)	$—	$(249,239)

Condensed Consolidating Statement of Cash Flows
Nine Months Ended September 30, 2017
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net income (loss)	$(68,496)	$(2,738)	$(7,858)	$(79,092)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expense	—	537	—	537
Allowance for funds used during construction	—	(11,535)	11,535	—
Deferred income taxes	—	3,677	(3,677)	—
Loss on early extinguishment of debt	32,480	—	—	32,480
Total losses (gains) on derivatives, net	35,002	(295)	—	34,707
Net cash used for settlement of derivative instruments	(42,160)	—	—	(42,160)
Impairment expense and loss on disposal of assets	—	2,064	—	2,064
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	22	473	—	495
Due to affiliates	—	1,176	—	1,176
Other, net	(163)	(869)	—	(1,032)
Other, net—affiliate	—	(756)	—	(756)
Net cash used in operating activities	(43,315)	(8,266)	—	(51,581)

Cash flows from investing activities
Property, plant and equipment, net	(227,143)	(1,402,030)	—	(1,629,173)
Investments in subsidiaries	(1,384,301)	—	1,384,301	—
Other	—	25,995	—	25,995
Net cash used in investing activities	(1,611,444)	(1,376,035)	1,384,301	(1,603,178)

Cash flows from financing activities
Proceeds from issuances of debt	2,706,000	—	—	2,706,000
Repayments of debt	(1,436,050)	—	—	(1,436,050)
Debt issuance and deferred financing costs	(23,309)	—	—	(23,309)
Capital contributions	254,120	1,384,458	(1,384,458)	254,120
Distributions	—	(157)	157	—
Other	(29)	—	—	(29)
Net cash provided by financing activities	1,500,732	1,384,301	(1,384,301)	1,500,732

Net decrease in cash, cash equivalents and restricted cash	(154,027)	—	—	(154,027)
Cash, cash equivalents and restricted cash—beginning of period	270,540	—	—	270,540
Cash, cash equivalents and restricted cash—end of period	$116,513	$—	$—	$116,513

Condensed Consolidating Statement of Cash Flows
Nine Months Ended September 30, 2016
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net loss	$(245,484)	$(3,755)	$—	$(249,239)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	—	149	—	149
Loss on early extinguishment of debt	29,011	—	—	29,011
Total losses on derivatives, net	215,940	—	—	215,940
Net cash used for settlement of derivative instruments	(23,400)	—	—	(23,400)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	134	(223)	—	(89)
Due to affiliates	—	(214)	—	(214)
Other, net	(247)	(878)	—	(1,125)
Other, net—affiliate	—	154	—	154
Net cash used in operating activities	(24,046)	(4,767)	—	(28,813)

Cash flows from investing activities
Property, plant and equipment, net	(95,340)	(1,478,583)	—	(1,573,923)
Investments in subsidiaries	(1,527,712)	—	1,527,712	—
Other	—	(44,362)	—	(44,362)
Net cash used in investing activities	(1,623,052)	(1,522,945)	1,527,712	(1,618,285)

Cash flows from financing activities
Proceeds from issuances of debt	2,871,000	—	—	2,871,000
Repayments of debt	(1,050,660)	—	—	(1,050,660)
Debt issuance and deferred financing costs	(27,282)	—	—	(27,282)
Capital contributions	92	1,527,712	(1,527,712)	92
Other	(10)	—	—	(10)
Net cash provided by financing activities	1,793,140	1,527,712	(1,527,712)	1,793,140

Net increase in cash, cash equivalents and restricted cash	146,042	—	—	146,042
Cash, cash equivalents and restricted cash—beginning of period	46,770	—	—	46,770
Cash, cash equivalents and restricted cash—end of period	$192,812	$—	$—	$192,812

SUPPLEMENTAL GUARANTOR INFORMATION

Our CCH Senior Notes are jointly and severally guaranteed by the Guarantors (CCL, CCP and CCP GP). These guarantees are full and unconditional, subject to certain customary release provisions including (1) the sale, exchange, disposition or transfer (by merger, consolidation or otherwise) of the capital stock or all or substantially all of the assets of the Guarantors, (2) the designation of the Guarantor as an “unrestricted subsidiary” in accordance with the CCH Indenture, (3) upon the legal defeasance or covenant defeasance or discharge of obligations under the CCH Indenture and (4) the release and discharge of the Guarantors pursuant to the Common Security and Account Agreement. See Note 7—Debt for additional information regarding the CCH Senior Notes.

The following is condensed consolidating financial information for CCH (“Parent Issuer”) and the Guarantors. We did not have any non-guarantor subsidiaries as of December 31, 2016.

Condensed Consolidating Balance Sheet
December 31, 2016
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$—	$—	$—	$—
Restricted cash	197,201	—	—	197,201
Receivables	—	400	—	400
Advances to affiliate	—	20,108	—	20,108
Other current assets	152	36,643	—	36,795
Other current assets—affiliate	—	142	(1)	141
Total current assets	197,353	57,293	(1)	254,645

Non-current restricted cash	73,339	—	—	73,339
Property, plant and equipment, net	306,342	5,770,330	—	6,076,672
Debt issuance and deferred financing costs, net	155,847	—	—	155,847
Investments in subsidiaries	5,927,833	—	(5,927,833)	—
Non-current advances under long-term contracts	—	46,398	—	46,398
Other non-current assets	50	29,497	—	29,547
Total assets	$6,660,764	$5,903,518	$(5,927,834)	$6,636,448

LIABILITIES AND MEMBER’S EQUITY
Current liabilities
Accounts payable	$332	$8,788	$—	$9,120
Accrued liabilities	61,328	76,320	—	137,648
Due to affiliates	—	7,050	—	7,050
Derivative liabilities	43,383	—	—	43,383
Total current liabilities	105,043	92,158	—	197,201

Long-term debt, net	5,081,715	—	—	5,081,715
Non-current derivative liabilities	43,105	—	—	43,105
Other non-current liabilities—affiliate	—	618	—	618

Member’s equity	1,430,901	5,810,742	(5,927,834)	1,313,809
Total liabilities and member’s equity	$6,660,764	$5,903,518	$(5,927,834)	$6,636,448

Condensed Consolidating Balance Sheet
December 31, 2015
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated
ASSETS
Current assets
Cash and cash equivalents	$—	$—	$—	$—
Restricted cash	46,770	—	—	46,770
Advances to affiliate	—	10,073	—	10,073
Other current assets	—	225	—	225
Other current assets—affiliate	—	168	(1)	167
Total current assets	46,770	10,466	(1)	57,235

Property, plant and equipment, net	84,477	3,840,074	—	3,924,551
Debt issuance and deferred financing costs, net	247,441	—	—	247,441
Non-current advances under long-term contracts	—	51,530	—	51,530
Investments in subsidiaries	3,952,215	—	(3,952,215)	—
Other non-current assets	—	23,285	—	23,285
Total assets	$4,330,903	$3,925,355	$(3,952,216)	$4,304,042

LIABILITIES AND MEMBER’S EQUITY
Current liabilities
Accounts payable	$—	$1,043	$—	$1,043
Accrued liabilities	2,220	78,976	—	81,196
Due to affiliates	—	2,332	—	2,332
Derivative liabilities	28,559	—	—	28,559
Total current liabilities	30,779	82,351	—	113,130

Long-term debt, net	2,713,000	—	—	2,713,000
Non-current derivative liabilities	76,440	—	—	76,440
Other non-current liabilities	—	891	—	891
Other non-current liabilities—affiliate	—	1,231	—	1,231

Member’s equity	1,510,684	3,840,882	(3,952,216)	1,399,350
Total liabilities and member’s equity	$4,330,903	$3,925,355	$(3,952,216)	$4,304,042

Condensed Consolidating Statement of Operations
Year Ended December 31, 2016
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated

Revenues	$—	$—	$—	$—

Expenses
Operating and maintenance expense	—	1,372	—	1,372
Operating and maintenance expense—affiliate	—	107	(12)	95
Development recovery	—	(81)	—	(81)
Development recovery—affiliate	—	(10)	—	(10)
General and administrative expense	709	3,531	—	4,240
General and administrative expense—affiliate	—	607	—	607
Depreciation and amortization expense	—	249	—	249
Total expenses	709	5,775	(12)	6,472

Loss from operations	(709)	(5,775)	12	(6,472)

Other income (expense)
Loss on early extinguishment of debt	(63,318)	—	—	(63,318)
Derivative loss, net	(15,571)	—	—	(15,571)
Other income (expense)	(131)	5	—	(126)
Other income—affiliate	—	12	(12)	—
Total other income (expense)	(79,020)	17	(12)	(79,015)

Net loss	$(79,729)	$(5,758)	$—	$(85,487)

Condensed Consolidating Statement of Operations
Year Ended December 31, 2015
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated

Revenues	$—	$—	$—	$—

Expenses
Operating and maintenance expense	—	572	—	572
Development expense	—	13,690	—	13,690
Development expense—affiliate	—	5,525	—	5,525
General and administrative expense	724	2,465	—	3,189
General and administrative expense—affiliate	—	13	—	13
Depreciation and amortization expense	—	55	—	55
Total expenses	724	22,320	—	23,044

Loss from operations	(724)	(22,320)	—	(23,044)

Other income (expense)
Interest expense, net of capitalized interest	(25,680)	—	—	(25,680)
Loss on early extinguishment of debt	(16,498)	—	—	(16,498)
Derivative loss, net	(161,917)	—	—	(161,917)
Other income	36	6	—	42
Total other income (expense)	(204,059)	6	—	(204,053)

Net loss	$(204,783)	$(22,314)	$—	$(227,097)

Condensed Consolidating Statement of Operations
Year Ended December 31, 2014
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated

Revenues	$—	$—	$—	$—

Expenses
Development expense	—	30,294	—	30,294
Development expense—affiliate	—	7,929	—	7,929
General and administrative expense	—	12	—	12
Total expenses	—	38,235	—	38,235

Loss from operations	—	(38,235)	—	(38,235)

Other expense
Interest expense—affiliate	—	(368)	—	(368)
Total other expense	—	(368)	—	(368)

Net loss	$—	$(38,603)	$—	$(38,603)

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2016
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net loss	$(79,729)	$(5,758)	$—	$(85,487)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	—	249	—	249
Loss on extinguishment of debt	63,318	—	—	63,318
Total losses on derivatives, net	15,571	—	—	15,571
Net cash used for settlement of derivative instruments	(34,082)	—	—	(34,082)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	121	294	—	415
Due to affiliates	—	(331)	—	(331)
Other, net	(153)	(592)	—	(745)
Other, net—affiliate	—	13	—	13
Net cash used in operating activities	(34,954)	(6,125)	—	(41,079)

Cash flows from investing activities
Property, plant and equipment, net	(126,547)	(1,924,983)	—	(2,051,530)
Investments in subsidiaries	(1,975,474)	—	1,975,474	—
Other	—	(44,367)	—	(44,367)
Net cash used in investing activities	(2,102,021)	(1,969,350)	1,975,474	(2,095,897)

Cash flows from financing activities
Proceeds from issuances of long-term debt	4,838,000	—	—	4,838,000
Repayments of debt	(2,420,212)	—	—	(2,420,212)
Debt issuance and deferred financing costs	(56,783)	—	—	(56,783)
Capital contributions	90	1,975,475	(1,975,474)	91
Distribution to affiliate	(288)	—	—	(288)
Other	(62)	—	—	(62)
Net cash provided by financing activities	2,360,745	1,975,475	(1,975,474)	2,360,746

Net increase in cash, cash equivalents and restricted cash	223,770	—	—	223,770
Cash, cash equivalents and restricted cash—beginning of period	46,770	—	—	46,770
Cash, cash equivalents and restricted cash—end of period	$270,540	$—	$—	$270,540

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2015
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net loss	$(204,783)	$(22,314)	$—	$(227,097)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	—	55	—	55
Amortization of debt issuance costs, net of capitalization	6,340	—	—	6,340
Loss on extinguishment of debt	16,498	—	—	16,498
Total losses on derivatives, net	161,917	—	—	161,917
Net cash used for settlement of derivative instruments	(56,918)	—	—	(56,918)
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	453	549	—	1,002
Due to affiliates	(860)	1,135	—	275
Advances to affiliate	—	(10,073)	—	(10,073)
Other, net	—	301	—	301
Other, net—affiliate	—	498	—	498
Net cash used in operating activities	(77,353)	(29,849)	—	(107,202)

Cash flows from investing activities
Property, plant and equipment, net	(63,783)	(3,757,164)	—	(3,820,947)
Investments in subsidiaries	(3,804,848)	—	3,804,848	—
Other	(633)	(17,835)	—	(18,468)
Net cash used in investing activities	(3,869,264)	(3,774,999)	3,804,848	(3,839,415)

Cash flows from financing activities
Proceeds from issuances of long-term debt	2,713,000	—	—	2,713,000
Debt issuance and deferred financing costs	(280,528)	—	—	(280,528)
Capital contributions	1,560,915	3,804,848	(3,804,848)	1,560,915
Net cash provided by financing activities	3,993,387	3,804,848	(3,804,848)	3,993,387

Net increase in cash, cash equivalents and restricted cash	46,770	—	—	46,770
Cash, cash equivalents and restricted cash—beginning of period	—	—	—	—
Cash, cash equivalents and restricted cash—end of period	$46,770	$—	$—	$46,770

Condensed Consolidating Statement of Cash Flows
Year Ended December 31, 2014
(in thousands)

	Parent Issuer	Guarantors	Eliminations	Consolidated
Cash flows from operating activities
Net loss	$—	$(38,603)	$—	$(38,603)
Adjustments to reconcile net loss to net cash used in operating activities:
Changes in operating assets and liabilities:
Accounts payable and accrued liabilities	2,366	(392)	—	1,974
Other, net	(111)	(2,593)	—	(2,704)
Net cash used in operating activities	2,255	(41,588)	—	(39,333)

Cash flows from investing activities
Property, plant and equipment, net	—	(47,373)	—	(47,373)
Investments in subsidiaries	(90,418)	—	90,418	—
Other	(2,342)	(2,746)	—	(5,088)
Net cash used in investing activities	(92,760)	(50,119)	90,418	(52,461)

Cash flows from financing activities
Proceeds from affiliate debt	—	1,289	—	1,289
Debt issuance and deferred financing costs	(7,098)	—	—	(7,098)
Capital contributions	97,603	90,418	(90,418)	97,603
Net cash provided by financing activities	90,505	91,707	(90,418)	91,794

Net increase (decrease) in cash, cash equivalents and restricted cash	—	—	—	—
Cash, cash equivalents and restricted cash—beginning of period	—	—	—	—
Cash, cash equivalents and restricted cash—end of period	$—	$—	$—	$—